Risk management - Spain Home Purchase Loans (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Nonperforming
Credit risk
Credit risk with customers	€ 28,104
With property collateral | More than 60% and less than or equal to 80% | Minimum
Credit risk
Loan-to-value (LTV) ratio	60.00%
Spain | Home purchase loans
Credit risk
Credit risk with customers	€ 64,588
Debt-to-income ratio (as a percent)	28.20%
Percentage of portfolio with LTV less than 80%	79.80%
Spain | Home purchase loans | Nonperforming
Credit risk
Credit risk with customers	€ 2,594
Spain | First residence mortgages | Maximum
Credit risk
Maximum loan to value ratio allowed under credit policies	80.00%
Spain | Second home mortgages | Maximum
Credit risk
Maximum loan to value ratio allowed under credit policies	70.00%
Spain | LTV, Less than 80% | Home purchase loans | Maximum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Spain | Without collateral | Home purchase loans
Credit risk
Credit risk with customers	€ 532
Spain | Without collateral | Home purchase loans | Nonperforming
Credit risk
Credit risk with customers	147
Spain | With property collateral | Home purchase loans
Credit risk
Credit risk with customers	€ 64,056
Percentage secured by mortgage	99.18%
Spain | With property collateral | Home purchase loans | Nonperforming
Credit risk
Credit risk with customers	€ 2,447
Spain | With property collateral | Less than or equal to 40% | Home purchase loans
Credit risk
Credit risk with customers	14,430
Spain | With property collateral | Less than or equal to 40% | Home purchase loans | Nonperforming
Credit risk
Credit risk with customers	€ 224
Spain | With property collateral | Less than or equal to 40% | Home purchase loans | Maximum
Credit risk
Loan-to-value (LTV) ratio	40.00%
Spain | With property collateral | More than 40% and less than or equal to 60% | Home purchase loans
Credit risk
Credit risk with customers	€ 17,434
Spain | With property collateral | More than 40% and less than or equal to 60% | Home purchase loans | Nonperforming
Credit risk
Credit risk with customers	€ 354
Spain | With property collateral | More than 40% and less than or equal to 60% | Home purchase loans | Minimum
Credit risk
Loan-to-value (LTV) ratio	40.00%
Spain | With property collateral | More than 40% and less than or equal to 60% | Home purchase loans | Maximum
Credit risk
Loan-to-value (LTV) ratio	60.00%
Spain | With property collateral | More than 60% and less than or equal to 80% | Home purchase loans
Credit risk
Credit risk with customers	€ 19,232
Spain | With property collateral | More than 60% and less than or equal to 80% | Home purchase loans | Nonperforming
Credit risk
Credit risk with customers	€ 591
Spain | With property collateral | More than 60% and less than or equal to 80% | Home purchase loans | Maximum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Spain | With property collateral | More than 80% and less than or equal to 100% | Home purchase loans
Credit risk
Credit risk with customers	€ 7,899
Spain | With property collateral | More than 80% and less than or equal to 100% | Home purchase loans | Nonperforming
Credit risk
Credit risk with customers	€ 504
Spain | With property collateral | More than 80% and less than or equal to 100% | Home purchase loans | Minimum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Spain | With property collateral | More than 80% and less than or equal to 100% | Home purchase loans | Maximum
Credit risk
Loan-to-value (LTV) ratio	100.00%
Spain | With property collateral | More than 100% | Home purchase loans
Credit risk
Credit risk with customers	€ 5,061
Spain | With property collateral | More than 100% | Home purchase loans | Nonperforming
Credit risk
Credit risk with customers	€ 774
Spain | With property collateral | More than 100% | Home purchase loans | Minimum
Credit risk
Loan-to-value (LTV) ratio	100.00%